Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Current Assets:
Cash	$ 16,625	$ 367,321		$ 33,478
Other current assets	53,265	66,950
Total Current Assets	69,890	434,271		33,478
Investments held in the Trust Account	62,919,863	60,765,154
Deferred offering costs				234,428
Total Assets	62,989,753	61,199,425		267,906
Current liabilities:
Accrued expenses and other payable	1,001,755	395,506		14,208
Deposit from the target company	330,969	330,969
Total Current Liabilities	2,655,424	816,475		309,208
Derivative warrant liability – private warrant	8,580	8,900
Deferred underwriting commission	2,012,500	2,012,500
Total Liabilities	4,676,504	2,837,875		309,208
COMMITMENTS AND CONTINGENCIES (Note 6)
Class A ordinary shares subject to possible redemption	62,919,863	58,997,725
Shareholders’ Deficit:
Preferred shares value
Additional paid-in capital				24,856
Accumulated deficit	(4,606,792)	(636,353)		(66,302)
Total Shareholders’ Deficit	(4,606,614)	(636,175)		(41,302)
Total Liabilities, Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	62,989,753	61,199,425		267,906
Related Party
Current liabilities:
Due to a related party	150,000	90,000
Promissory note – a related party	1,172,700			295,000
Class A Ordinary Shares
Shareholders’ Deficit:
Ordinary shares value	34	34
Class B Ordinary Shares
Shareholders’ Deficit:
Ordinary shares value	$ 144	$ 144	[1]	$ 144	[1]

[1]	As of December 31, 2022, this number includes an aggregate of up to 187,500 shares of Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On March 28, 2023, the over-allotment option was fully exercised.